QUARTERLY HOLDING REPORT (unaudited)

for

KEYCO BOND FUND, INC.

December 31, 2024

	Principal	Fair
Long-Term State and Municipal Obligations - 82.7%	Amount	Value

Michigan - 39.8%
Bangor Township, Michigan, School District, 5%, May 1, 2041 (Q-SBLF enhanced)	$110,000	$117,724
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	499,990
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	201,524
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	522,715
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	250,385
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	396,644
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	514,410
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	261,613
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	247,138
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	290,631
Hamilton, Michigan, Community Schools, 4%, November 1, 2046 (Q-SBLF enhanced)	180,000	173,704
Holt, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	165,000	163,320
Kenowa Hills, Michigan, Public Schools, 4%, November 1, 2046 (Q-SBLF enhanced)	200,000	195,512
Lansing, Michigan, School District, 5%, May 1, 2042 (Q-SBLF enhanced)	200,000	213,588
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	507,080
Manchester, Michigan, Community Schools, 4.125%, May 1, 2045 (Q-SBLF enhanced)	200,000	197,338
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	351,032
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	250,015
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	327,021
Michigan State Housing Development Authority, Rental Housing, Revenue, Series A, 4.625%, October 1, 2039	500,000	500,135
Michigan State Trunk Line, 4%, November 15, 2037	100,000	102,166
Michigan State Trunk Line, 4%, November 15, 2046	350,000	347,641
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	400,168
Ottawa County, Michigan, Building Authority, 4%, May 1, 2047	100,000	97,381
Paw Paw, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	350,000	336,686
Pinckney, Michigan, Community Schools, 5%, May 1 2035 (Q-SBLF enhanced)	500,000	509,525
Romeo, Michigan, Community Schools, 4%, May 1, 2045 (Q-SBLF enhanced)	100,000	97,196
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1. 2041 (AGM insured)	250,000	250,840
Southfield, Michigan, Public Schools, 5%, May 1, 2046 (Q-SBLF enhanced)	200,000	213,028
University of Michigan, Revenue, 4%, April 1, 2043	250,000	249,238
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2041 (Q-SBLF enhanced)	200,000	212,088
Warren, Michigan, Consolidated Schools District, 5%, May 1, 2038 (Q-SBLF enhanced)	250,000	265,163
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	258,830
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	380,482
		9,901,951

Arizona - 1.0%
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	240,133

Colorado - 0.5%
Weld County, Colorado, School District No. 6, 4%, December 1, 2045	125,000	122,530

District of Columbia - 1.0%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	242,905

Florida - 0.8%
Florida State Board of Education, Public Education, Capital Outlay, 2018 Series B, 4%, June 1, 2044	200,000	194,066

Georgia - 1.6%
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	394,413

Hawaii - 2.8%
Honolulu, Hawaii, City and County Water System, Revenue, 4%, July 1, 2047	200,000	196,896
Hawaii State, Series FG, 4%, October 1, 2036	500,000	501,555
		698,451
Illinois - 1.9%
Rock Island County, Illinois, Public Building, Revenue, 4%, December 1, 2045	475,000	463,021

Indiana - 1.9%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	458,899

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%, November 15, 2038	155,000	147,726

Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%, January 1, 2025 (FHA risk sharing mortgage insurance)	135,000	135,000

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039	100,000	100,932

Nevada - 1.0%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	251,255

New Hampshire - 3.5%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	877,914

New York - 9.4%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	276,078
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	250,535
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	330,655
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	138,225
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	249,785
New York, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	75,168
New York State Dormitory Authority, State Personal Income Tax, Revenue, 4%, February 15, 2037	50,000	50,226
New York State Dormitory Authority, State Personal Income Tax, Revenue, Series 2018A, 4%, March 15, 2043	300,000	295,752
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	480,775
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	197,140
		2,344,339
North Dakota - 0.4%
Fargo, North Dakota, Refunding Improvement, 4%, May 1, 2042	100,000	99,508

Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	337,841

Pennsylvania - 5.0%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	550,286
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	500,745
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	200,896
		1,251,927
Tennessee - 1.4%
Knoxville, Tennessee, Wastewater System, 4%, April 1, 2044	350,000	347,389

Texas - 7.0%
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	250,210
Forney, Texas, Independent School District, 5%, August 15, 2039 (Texas Permanent School Fund guarantee)	450,000	485,640
Prosper, Texas, 4%, February 15, 2035	265,000	265,011
Splendora, Texas, Independent School District, 4.1%, February 15, 2048 (Texas Permanent School Fund guarantee)	125,000	122,816
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	337,334
Van Alstyne, Texas, Independent School District, 4%, February 15, 2043 (Texas Permanent School Fund guarantee)	120,000	119,108
Waco, Texas, 3.125%, February 1, 2036	180,000	165,530
		1,745,649
Washington - 0.8%
Washington State, Various Purpose, 5%, February 1, 2040	195,000	208,250

Total long-term state and municipal obligations
(Cost $21,041,994) - 82.7%		20,564,099

Exchange-Traded Fund - 15.7%	Shares
iShares Core S&P 500 ETF (Cost $3,002,078)	6,648	3,913,545

Money Market Fund - 1.5%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.19% seven-day yield (Cost $368,652)	368,652	368,652

Total investments (Cost $24,412,724) - 99.9%		24,846,296

Other assets less liabilities, net - 0.1%		30,143

Net assets (100%)		$24,876,439

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-corroborated inputs.
Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Valuation techniques used to value the Fund’s assets by major category are as follows:

The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues.  Evaluations are also based on reviews of current economic conditions. trading levels, spread relationships and the slope of the yield curve.  Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Equity securities including exchange-traded funds (ETFs) for which market quotations are readily available, are valued at the closing price as reported by a third-party pricing vendor on the primary exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Money market funds are valued at their net asset value and are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s portfolio investments as of December 31, 2024, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations	$—	$20,564,099	$—	$20,564,099
Exchange-traded fund	3,913,545	—		3,913,545
Money market fund	368,652	—	—	368,652
Total	$4,282,197	$20,564,099	$—	$24,846,296